THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 1999.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/98

Check here if Amendment [ ]; Amendment Number: 3
     This Amendment (check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       April 19, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $373,216 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AHMANSON & CO                  COM                008677106    26,270     370,000 SH          SOLE          370,000    0     0
ALCATEL ALSTHOM                SPNSD ADR          013904305       439      10,800 SH          SOLE           10,800    0     0
ALLEGHENY ENERGY INC           COM                017361106     5,061     168,000 SH          SOLE          168,000    0     0
BAY NETWORKS INC               COM                072510100     8,707     270,000 SH          SOLE          	270,000    0     0
CAMCO INTL INC                 COM                132632100     1,884      24,200 SH          SOLE           24,200    0     0
CHRYSLER CORP                  COM                171196108    60,603   1,075,000 SH          SOLE        	1,075,000    0     0
CIENA CORP                     COM                171779101     8,695     125,000 SH          SOLE          125,000    0     0
CORECOMM INC                   COM                21868N106     2,748     105,200 SH          SOLE          	105,200    0     0
DSC COMMUNICATIONS CORP        COM                233311109     6,665     222,400 SH          SOLE          	222,400    0     0
DAIMLER BENZ A G               SPNSD ADR          233829308    12,660     130,100 SH          SOLE          	130,100    0     0
FLEET FINL GROUP INC NEW       COM                338915101     2,505      30,000 SH          SOLE           30,000    0     0
FLEET FINL GROUP INC NEW       CALL               338915901    10,732     159,000 SH  CALL    SOLE          	159,000    0     0
FREEPORT MCMORAN SULPHUR INC   COM                35671R104     4,958     374,200 SH          SOLE          	374,200    0     0
GENENTECH INC                  COM SPL            368710307     6,115      90,100 SH          SOLE           90,100    0     0
GIANT FOOD INC                 CL A               374478105    14,555     338,000 SH          SOLE          338,000    0     0
HUMANA INC                     COM                444859102    10,934     350,600 SH          SOLE          	350,600    0     0
JOHN ALDEN FINL CORP           COM                477838106     5,002     227,400 SH          SOLE          	227,400    0     0
KANSAS CITY PWR & LT CO        COM                485134100    14,465     498,800 SH          SOLE          	498,800    0     0
LASER MTG MGMT INC             COM                51806D100       217      20,000 SH          SOLE           20,000    0     0
MCI COMMUNICATIONS CORP        COM                552673105     2,416      41,500 SH          SOLE          4 1,500    0     0
MCI COMMUNICATIONS CORP        CALL               552673905     6,695     150,000 SH  CALL    SOLE          	150,000    0     0
MCI COMMUNICATIONS CORP        PUT                552673955    14,531     250,000 SH  PUT     SOLE          	250,000    0     0
MCMORAN OIL & GAS CO NEW       COM                582445102       668     155,000 SH          SOLE          	155,000    0     0
MERCANTILE STORES INC          COM                587533100    22,891     290,000 SH          SOLE          	290,000    0     0
MIDWAY GAMES INC               COM                598148104    10,235     655,100 SH          SOLE          	655,100    0     0
NEUREX CORP                    COM                641238100     6,778     222,700 SH          SOLE          	222,700    0     0
NORTHROP GRUMMAN CORP          COM                666807102     9,456      91,700 SH          SOLE           91,700    0     0
SCHOOL SPECIALTY INC           COM                807863105     2,259     137,700 SH          SOLE          	137,700    0     0
TELECOMUNICACOES BRASILEIRAS   SPNSD ADR          879287100     5,382      49,300 SH          SOLE           49,300    0     0
TOYS R US INC                  PUT                892335950       837      40,000 SH  PUT     SOLE           28,240    0     0
TELE-COMMUNICATIONS INTL  INC  COM SER A          87924H102       567      28,240 SH          SOLE           28,240    0     0
TELE-COMMUNICATIONS INTL  INC  PUT                87924H952	       188      10,000 SH  PUT     SOLE           10,000    0     0
TELE-COMMUNICATIONS INTL  INC  SUB DB CV 4.5%06   87924HAA0    66,640  72,682,000 PRN         SOLE       72,682,000    0     0
TELE-COMMUNICATIONS INC NEW    COM TCI GRP A      87924V101     7,489     195,000 SH          SOLE          	195,000    0     0
WORKFLOW MGMT INC              COM                98137N109       449      55,700 SH          SOLE           55,700    0     0
TRAVELERS GROUP INC            COM                894190107     2,425      40,000 SH          SOLE           40,000    0     0
UNITED STATES FILTER CORP NEW  COM NEW            911843209    10,095     359,737 SH          SOLE          359,737    0     0

